Share-based Compensation - Incentive Plans (Details) - shares		1 Months Ended			12 Months Ended			55 Months Ended
	Jun. 13, 2013	Dec. 31, 2016	Sep. 30, 2015	Aug. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in the period (in shares)					4,283,000	303,000	1,447,000
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year 4 months 24 days
Employee Time Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period					5 years
Employee Time Options | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period					3 years
2007 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)								0
2007 Stock Incentive Plan | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)				9,232,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Award vesting period				5 years
2013 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	7,521,000
Number of additional shares authorized (in shares)		3,884,000	1,219,000
Options granted in the period (in shares)					4,038,000	254,000	1,073,000
2013 Long-Term Incentive Plan | Stock Options, Stock Appreciation Rights, And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, change in ownership percentage	50.00%
Change In ownership, percentage of gross fair value of assets sold in 12 months period					80.00%
2013 Long-Term Incentive Plan | Stock Options, Stock Appreciation Rights, And Restricted Stock Units | Wengen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, change in ownership percentage	50.00%
2013 Long-Term Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award catch up period	8 years
2013 Long-Term Incentive Plan | Performance Shares | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Performance Shares | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Performance Shares | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
2013 Long-Term Incentive Plan | Employee Time Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Employee Time Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
2013 Long-Term Incentive Plan - Available Under the 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	7,074,000
2013 Long-Term Incentive Plan - Available Under the 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	447,000